Quarterly Holdings Report
for
Fidelity® 500 Index Fund
May 31, 2025
UEI-NPRT1-0725
1.816023.120
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC (b)	2,895,680	193,460,380
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	7,894,275	2,501,064,206
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,207,697	613,087,128
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	3,765,536	602,749,347
UNITED STATES - 99.3%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc	90,598,518	2,518,638,800
Verizon Communications Inc	53,132,361	2,335,698,590
		4,854,337,390
Entertainment - 1.7%
Electronic Arts Inc (b)	2,993,262	430,371,210
Live Nation Entertainment Inc (b)(c)	1,979,013	271,500,793
Netflix Inc (c)	5,398,808	6,517,602,982
Take-Two Interactive Software Inc (c)	2,138,230	483,838,684
TKO Group Holdings Inc Class A	840,280	132,604,587
Walt Disney Co/The	22,816,469	2,579,173,656
Warner Bros Discovery Inc (b)(c)	28,172,643	280,881,251
		10,695,973,163
Interactive Media & Services - 6.5%
Alphabet Inc Class A	73,619,655	12,643,439,550
Alphabet Inc Class C	59,665,397	10,313,163,871
Match Group Inc (b)	3,168,375	94,861,148
Meta Platforms Inc Class A	27,639,118	17,896,052,514
		40,947,517,083
Media - 0.5%
Charter Communications Inc Class A (b)(c)	1,218,226	482,746,417
Comcast Corp Class A	47,601,492	1,645,583,578
Fox Corp Class A	2,738,651	150,461,486
Fox Corp Class B	1,677,120	84,325,594
Interpublic Group of Cos Inc/The	4,700,910	112,633,804
News Corp Class A	4,742,699	133,933,820
News Corp Class B (b)	1,436,864	47,014,190
Omnicom Group Inc (b)	2,479,840	182,119,450
Paramount Global Class B (b)	7,506,459	90,828,153
		2,929,646,492
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	6,052,164	1,465,834,121
TOTAL COMMUNICATION SERVICES		60,893,308,249

Consumer Discretionary - 10.6%
Automobiles - 2.1%
Ford Motor Co	49,128,052	509,949,180
General Motors Co	12,557,865	622,995,683
Tesla Inc (c)	35,318,735	12,236,528,928
		13,369,473,791
Broadline Retail - 3.9%
Amazon.com Inc (c)	119,042,803	24,404,965,043
eBay Inc	6,045,457	442,346,089
		24,847,311,132
Distributors - 0.1%
Genuine Parts Co	1,754,690	222,003,379
LKQ Corp (b)	3,280,575	132,764,870
Pool Corp (b)	480,244	144,356,544
		499,124,793
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (c)	5,463,278	704,762,862
Booking Holdings Inc	417,728	2,305,411,592
Caesars Entertainment Inc (b)(c)	2,680,918	72,063,076
Carnival Corp (c)	13,223,679	307,053,826
Chipotle Mexican Grill Inc (c)	17,105,948	856,665,876
Darden Restaurants Inc (b)	1,478,583	316,727,264
Domino's Pizza Inc	435,855	206,516,816
DoorDash Inc Class A (b)(c)	4,281,797	893,396,944
Expedia Group Inc Class A (b)	1,556,604	259,563,717
Hilton Worldwide Holdings Inc	3,036,730	754,445,201
Las Vegas Sands Corp (b)	4,336,531	178,491,616
Marriott International Inc/MD Class A1	2,888,118	761,972,172
McDonald's Corp	9,044,731	2,838,688,825
MGM Resorts International (b)(c)	2,823,131	89,352,096
Norwegian Cruise Line Holdings Ltd (c)	5,549,036	97,940,485
Royal Caribbean Cruises Ltd	3,124,958	803,020,457
Starbucks Corp	14,336,516	1,203,550,518
Wynn Resorts Ltd (b)	1,130,399	102,346,325
Yum! Brands Inc	3,522,369	507,009,794
		13,258,979,462
Household Durables - 0.3%
DR Horton Inc	3,579,259	422,567,318
Garmin Ltd	1,938,890	393,536,503
Lennar Corp Class A	2,946,799	312,596,438
Mohawk Industries Inc (c)	661,287	66,532,085
NVR Inc (c)	37,739	268,548,082
PulteGroup Inc	2,554,850	250,451,946
		1,714,232,372
Leisure Products - 0.0%
Hasbro Inc	1,655,185	110,417,390
Specialty Retail - 1.8%
AutoZone Inc (c)	211,813	790,706,402
Best Buy Co Inc	2,455,493	162,750,076
CarMax Inc (c)	1,940,881	125,109,189
Home Depot Inc/The	12,537,546	4,617,452,817
Lowe's Cos Inc	7,126,643	1,608,697,124
O'Reilly Automotive Inc (c)	725,508	992,132,190
Ross Stores Inc	4,164,061	583,343,305
TJX Cos Inc/The	14,188,586	1,800,531,564
Tractor Supply Co (b)	6,741,881	326,307,040
Ulta Beauty Inc (b)(c)	585,257	275,925,265
Williams-Sonoma Inc	1,553,584	251,307,748
		11,534,262,720
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (c)	1,915,554	202,129,258
Lululemon Athletica Inc (c)	1,414,093	447,800,830
NIKE Inc Class B	14,908,699	903,318,073
Ralph Lauren Corp Class A	503,417	139,350,860
Tapestry Inc	2,613,064	205,256,177
		1,897,855,198
TOTAL CONSUMER DISCRETIONARY		67,231,656,858

Consumer Staples - 5.9%
Beverages - 1.2%
Brown-Forman Corp Class B	2,297,623	76,602,751
Coca-Cola Co/The	48,867,449	3,523,343,073
Constellation Brands Inc Class A (b)	1,961,251	349,671,441
Keurig Dr Pepper Inc	17,142,064	577,173,295
Molson Coors Beverage Co Class B	2,173,023	116,452,303
Monster Beverage Corp (c)	8,837,574	565,162,857
PepsiCo Inc	17,310,105	2,275,413,302
		7,483,819,022
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	5,602,575	5,827,686,465
Dollar General Corp	2,775,441	269,911,637
Dollar Tree Inc (c)	2,551,044	230,257,231
Kroger Co/The (b)	8,402,119	573,276,579
Sysco Corp (b)	6,174,418	450,732,514
Target Corp (b)	5,782,981	543,658,044
Walgreens Boots Alliance Inc	9,050,816	101,821,680
Walmart Inc (b)	54,751,252	5,405,043,597
		13,402,387,747
Food Products - 0.6%
Archer-Daniels-Midland Co	6,039,430	291,523,286
Bunge Global SA (b)	1,684,743	131,662,665
Conagra Brands Inc	6,023,880	137,886,613
General Mills Inc	6,956,693	377,470,162
Hershey Co/The (b)	1,864,520	299,609,719
Hormel Foods Corp	3,672,310	112,666,471
JM Smucker Co (b)	1,343,015	151,236,919
Kellanova	3,394,463	280,484,478
Kraft Heinz Co/The	11,008,160	294,248,117
Lamb Weston Holdings Inc	1,800,004	100,404,223
McCormick & Co Inc/MD	3,186,916	231,784,401
Mondelez International Inc	16,325,575	1,101,813,057
The Campbell's Company	2,482,706	84,511,312
Tyson Foods Inc Class A	3,612,388	202,871,710
		3,798,173,133
Household Products - 1.1%
Church & Dwight Co Inc	3,104,143	305,168,298
Clorox Co/The (b)	1,555,002	205,073,663
Colgate-Palmolive Co	10,242,470	951,935,162
Kimberly-Clark Corp	4,186,502	601,851,528
Procter & Gamble Co/The	29,595,119	5,027,914,767
		7,091,943,418
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	2,955,412	197,835,279
Kenvue Inc	24,199,885	577,651,255
		775,486,534
Tobacco - 0.8%
Altria Group Inc	21,391,028	1,296,510,207
Philip Morris International Inc	19,624,144	3,543,924,165
		4,840,434,372
TOTAL CONSUMER STAPLES		37,392,244,226

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A (b)	12,496,241	462,985,729
Halliburton Co	10,954,878	214,606,060
Schlumberger NV	17,679,817	584,317,952
		1,261,909,741
Oil, Gas & Consumable Fuels - 2.8%
APA Corp (b)	4,668,465	79,410,589
Chevron Corp	21,094,148	2,883,570,032
ConocoPhillips	16,103,165	1,374,405,133
Coterra Energy Inc	9,294,434	225,947,691
Devon Energy Corp	8,290,258	250,863,207
Diamondback Energy Inc	2,358,420	317,325,411
EOG Resources Inc	7,099,039	770,742,664
EQT Corp (b)	7,530,601	415,162,033
Expand Energy Corp	2,654,306	308,244,556
Exxon Mobil Corp	54,940,740	5,620,437,702
Hess Corp	3,488,323	461,121,417
Kinder Morgan Inc	24,399,044	684,149,194
Marathon Petroleum Corp	3,988,246	641,070,662
Occidental Petroleum Corp	8,526,763	347,721,395
ONEOK Inc	7,830,674	633,031,686
Phillips 66	5,212,291	591,490,783
Targa Resources Corp	2,752,160	434,648,629
Texas Pacific Land Corp	237,772	264,885,141
Valero Energy Corp	3,995,619	515,314,982
Williams Cos Inc/The	15,385,504	930,976,847
		17,750,519,754
TOTAL ENERGY		19,012,429,495

Financials - 14.3%
Banks - 3.5%
Bank of America Corp	83,571,215	3,687,997,718
Citigroup Inc	23,691,143	1,784,416,891
Citizens Financial Group Inc	5,517,177	222,618,092
Fifth Third Bancorp	8,453,277	322,830,649
Huntington Bancshares Inc/OH	18,346,997	286,763,563
JPMorgan Chase & Co	35,290,330	9,316,647,120
KeyCorp (b)	12,572,170	199,394,615
M&T Bank Corp	2,094,093	382,465,146
PNC Financial Services Group Inc/The	4,997,389	868,596,182
Regions Financial Corp	11,472,279	245,965,662
Truist Financial Corp	16,608,217	656,024,572
US Bancorp	19,688,717	858,231,174
Wells Fargo & Co (b)	41,510,203	3,104,132,980
		21,936,084,364
Capital Markets - 3.3%
Ameriprise Financial Inc	1,214,121	618,278,978
Bank of New York Mellon Corp/The	9,058,258	802,652,241
Blackrock Inc	1,837,460	1,800,508,679
Blackstone Inc	9,237,563	1,281,804,242
Cboe Global Markets Inc	1,321,256	302,726,175
Charles Schwab Corp/The	21,507,883	1,900,006,384
CME Group Inc Class A	4,548,302	1,314,459,278
Coinbase Global Inc Class A (b)(c)	2,652,355	654,123,790
FactSet Research Systems Inc	480,030	219,978,548
Franklin Resources Inc (b)	3,911,075	84,635,663
Goldman Sachs Group Inc/The	3,938,290	2,364,746,231
Intercontinental Exchange Inc	7,251,897	1,303,891,081
Invesco Ltd	5,652,645	81,737,246
KKR & Co Inc Class A (b)	8,519,709	1,034,803,855
MarketAxess Holdings Inc	475,864	102,981,728
Moody's Corp (b)	1,953,726	936,459,946
Morgan Stanley	15,617,159	1,999,464,867
MSCI Inc	980,059	552,772,877
Nasdaq Inc	5,223,138	436,340,949
Northern Trust Corp	2,473,405	264,011,250
Raymond James Financial Inc (b)	2,327,489	342,094,333
S&P Global Inc	3,975,685	2,038,969,809
State Street Corp	3,640,874	350,543,349
T Rowe Price Group Inc	2,809,690	262,958,887
		21,050,950,386
Consumer Finance - 0.6%
American Express Co	7,004,782	2,059,756,147
Capital One Financial Corp	8,039,943	1,520,755,218
Synchrony Financial	4,906,215	282,843,295
		3,863,354,660
Financial Services - 4.7%
Apollo Global Management Inc	5,641,304	737,262,020
Berkshire Hathaway Inc Class B (c)	23,134,135	11,658,678,675
Corpay Inc (c)	879,723	286,006,745
Fidelity National Information Services Inc	6,685,034	532,195,557
Fiserv Inc (c)	7,180,194	1,168,863,781
Global Payments Inc	3,124,776	236,264,313
Jack Henry & Associates Inc	920,052	166,685,820
Mastercard Inc Class A	10,278,873	6,019,308,029
PayPal Holdings Inc (c)	12,484,907	877,439,264
Visa Inc Class A (b)	21,751,072	7,943,273,984
		29,625,978,188
Insurance - 2.2%
AFLAC Inc	6,247,296	646,845,028
Allstate Corp/The	3,344,673	701,946,523
American International Group Inc	7,488,715	633,844,838
Aon PLC	2,729,574	1,015,619,894
Arch Capital Group Ltd	4,730,963	449,630,724
Arthur J Gallagher & Co	3,210,245	1,115,367,523
Assurant Inc	647,274	131,383,676
Brown & Brown Inc	2,995,224	338,160,790
Chubb Ltd	4,703,455	1,397,866,826
Cincinnati Financial Corp	1,973,841	297,694,700
Erie Indemnity Co Class A (b)	314,735	112,835,644
Everest Group Ltd	542,448	188,332,520
Globe Life Inc	1,059,626	129,136,620
Hartford Insurance Group Inc/The	3,630,006	471,319,979
Loews Corp	2,229,938	199,111,164
Marsh & McLennan Cos Inc (b)	6,198,780	1,448,406,935
MetLife Inc	7,306,601	574,152,707
Principal Financial Group Inc	2,655,743	206,855,822
Progressive Corp/The	7,393,751	2,106,701,472
Prudential Financial Inc	4,467,694	464,148,730
The Travelers Companies, Inc.	2,861,645	788,955,527
W R Berkley Corp	3,789,376	283,028,493
Willis Towers Watson PLC	1,259,704	398,759,301
		14,100,105,436
TOTAL FINANCIALS		90,576,473,034

Health Care - 9.6%
Biotechnology - 1.6%
AbbVie Inc (b)	22,280,974	4,146,712,071
Amgen Inc	6,780,209	1,953,920,630
Biogen Inc (c)	1,847,334	239,765,480
Gilead Sciences Inc	15,729,534	1,731,507,103
Incyte Corp (c)	2,027,248	131,892,755
Moderna Inc (b)(c)	4,273,235	113,497,121
Regeneron Pharmaceuticals Inc	1,327,823	651,005,060
Vertex Pharmaceuticals Inc (b)(c)	3,240,983	1,432,676,535
		10,400,976,755
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories (b)	21,891,190	2,924,225,160
Align Technology Inc (c)	885,585	160,237,750
Baxter International Inc	6,443,663	196,531,722
Becton Dickinson & Co	3,624,068	625,477,896
Boston Scientific Corp (b)(c)	18,601,893	1,958,035,257
Cooper Cos Inc/The (c)	2,518,903	171,990,697
Dexcom Inc (c)	4,930,909	423,071,992
Edwards Lifesciences Corp (c)	7,443,980	582,268,116
GE HealthCare Technologies Inc	5,771,492	407,121,046
Hologic Inc (c)	2,832,151	176,074,828
IDEXX Laboratories Inc (b)(c)	1,033,470	530,542,159
Insulet Corp (b)(c)	885,289	287,745,484
Intuitive Surgical Inc (c)	4,501,439	2,486,324,817
Medtronic PLC	16,184,255	1,342,969,480
ResMed Inc (b)	1,853,603	453,743,478
Solventum Corp (c)	1,744,328	127,492,934
STERIS PLC	1,240,010	304,062,852
Stryker Corp	4,334,460	1,658,537,774
Zimmer Biomet Holdings Inc	2,512,496	231,576,756
		15,048,030,198
Health Care Providers & Services - 1.8%
Cardinal Health Inc	3,049,100	470,903,004
Cencora Inc	2,178,368	634,427,896
Centene Corp (b)(c)	6,258,539	353,231,941
Cigna Group/The	3,455,479	1,094,142,871
CVS Health Corp	15,912,485	1,019,035,539
DaVita Inc (b)(c)	555,258	75,659,455
Elevance Health Inc	2,927,065	1,123,524,630
HCA Healthcare Inc	2,256,679	860,674,804
Henry Schein Inc (b)(c)	1,573,468	110,127,025
Humana Inc	1,522,582	354,959,542
Labcorp Holdings Inc	1,052,589	262,063,083
McKesson Corp	1,581,797	1,138,118,759
Molina Healthcare Inc (b)(c)	700,425	213,657,642
Quest Diagnostics Inc (b)	1,400,980	242,845,873
UnitedHealth Group Inc	11,615,035	3,506,695,217
Universal Health Services Inc Class B	740,950	141,039,833
		11,601,107,114
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc (b)	3,600,651	402,984,860
Bio-Techne Corp	1,994,575	96,537,430
Charles River Laboratories International Inc (c)	645,308	87,523,124
Danaher Corp	8,077,549	1,533,926,555
IQVIA Holdings Inc (c)	2,111,318	296,281,255
Mettler-Toledo International Inc (b)(c)	263,974	305,027,236
Revvity Inc (b)	1,535,859	138,872,371
Thermo Fisher Scientific Inc	4,827,639	1,944,669,542
Waters Corp (b)(c)	749,355	261,704,740
West Pharmaceutical Services Inc	914,047	192,726,810
		5,260,253,923
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co	25,612,522	1,236,572,562
Eli Lilly & Co	9,944,634	7,335,858,163
Johnson & Johnson	30,387,317	4,716,415,472
Merck & Co Inc	31,927,062	2,453,275,444
Pfizer Inc	71,524,901	1,680,119,924
Viatris Inc	15,061,767	132,392,932
Zoetis Inc Class A	5,651,620	953,032,681
		18,507,667,178
TOTAL HEALTH CARE		60,818,035,168

Industrials - 8.7%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (c)	914,292	686,048,145
Boeing Co (c)	9,466,747	1,962,645,988
GE Aerospace	13,546,200	3,331,146,042
General Dynamics Corp	3,202,631	891,900,707
Howmet Aerospace Inc	5,111,775	868,439,455
Huntington Ingalls Industries Inc	493,798	110,146,582
L3Harris Technologies Inc	2,376,694	580,721,412
Lockheed Martin Corp	2,644,070	1,275,446,487
Northrop Grumman Corp	1,717,367	832,528,001
RTX Corp (b)	16,812,996	2,294,637,694
Textron Inc	2,304,162	170,577,113
TransDigm Group Inc (b)	707,842	1,039,416,428
		14,043,654,054
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	1,498,385	143,800,008
Expeditors International of Washington Inc	1,766,826	199,174,295
FedEx Corp (b)	2,796,622	609,943,258
United Parcel Service Inc Class B	9,230,807	900,372,915
		1,853,290,476
Building Products - 0.6%
A O Smith Corp	1,490,669	95,864,923
Allegion plc	1,097,346	156,591,274
Builders FirstSource Inc (b)(c)	1,452,319	156,385,710
Carrier Global Corp	10,192,062	725,674,814
Johnson Controls International plc	8,331,803	844,594,870
Lennox International Inc (b)	404,143	228,118,516
Masco Corp	2,675,699	167,017,132
Trane Technologies PLC	2,830,854	1,218,031,552
		3,592,278,791
Commercial Services & Supplies - 0.6%
Cintas Corp	4,329,032	980,525,748
Copart Inc (c)	11,066,007	569,678,040
Republic Services Inc	2,562,007	659,178,781
Rollins Inc	3,544,255	202,908,599
Veralto Corp	3,121,024	315,317,055
Waste Management Inc	4,609,875	1,110,841,579
		3,838,449,802
Construction & Engineering - 0.0%
Quanta Services Inc (b)	1,862,949	638,171,809
Electrical Equipment - 0.9%
AMETEK Inc	2,919,514	521,833,932
Eaton Corp PLC (b)	4,987,830	1,597,103,166
Emerson Electric Co (b)	7,117,055	849,634,026
GE Vernova Inc	3,482,168	1,646,995,821
Generac Holdings Inc (c)	752,268	91,874,490
Hubbell Inc	677,336	263,876,559
Rockwell Automation Inc	1,427,094	450,319,512
		5,421,637,506
Ground Transportation - 0.9%
CSX Corp	24,339,203	768,875,423
JB Hunt Transport Services Inc	1,002,518	139,199,624
Norfolk Southern Corp (b)	2,857,815	706,223,243
Old Dominion Freight Line Inc	2,371,006	379,764,031
Uber Technologies Inc (c)	26,365,586	2,218,927,718
Union Pacific Corp	7,626,899	1,690,578,432
		5,903,568,471
Industrial Conglomerates - 0.5%
3M Co	6,852,139	1,016,514,820
Honeywell International Inc	8,206,913	1,860,260,970
		2,876,775,790
Machinery - 1.6%
Caterpillar Inc	6,032,073	2,099,342,366
Cummins Inc	1,735,194	557,830,167
Deere & Co	3,196,762	1,618,392,730
Dover Corp	1,731,933	307,851,091
Fortive Corp	4,306,380	302,264,812
IDEX Corp	955,758	172,906,180
Illinois Tool Works Inc (b)	3,371,091	826,186,982
Ingersoll Rand Inc (b)	5,084,499	415,098,498
Nordson Corp	684,344	145,074,085
Otis Worldwide Corp	5,004,636	477,192,043
PACCAR Inc	6,618,534	621,149,416
Parker-Hannifin Corp	1,625,166	1,080,247,840
Pentair PLC	2,085,521	206,841,973
Snap-on Inc	661,342	212,125,447
Stanley Black & Decker Inc	1,945,590	127,299,953
Westinghouse Air Brake Technologies Corp	2,156,146	436,231,459
Xylem Inc/NY (b)	3,066,136	386,455,781
		9,992,490,823
Passenger Airlines - 0.1%
Delta Air Lines Inc	8,097,856	391,855,252
Southwest Airlines Co (b)	7,480,374	249,694,884
United Airlines Holdings Inc (c)	4,150,708	329,752,997
		971,303,133
Professional Services - 0.7%
Amentum Holdings Inc	94,051	1,943,094
Automatic Data Processing Inc	5,134,435	1,671,412,626
Broadridge Financial Solutions Inc	1,476,250	358,477,788
Dayforce Inc (b)(c)	2,005,693	118,496,342
Equifax Inc	1,564,684	413,373,866
Jacobs Solutions Inc	1,545,948	195,253,232
Leidos Holdings Inc	1,654,979	245,797,481
Paychex Inc (b)	4,043,453	638,501,663
Paycom Software Inc	594,087	153,922,001
Verisk Analytics Inc	1,781,852	559,750,987
		4,356,929,080
Trading Companies & Distributors - 0.3%
Fastenal Co	14,474,491	598,375,458
United Rentals Inc (b)	824,167	583,823,419
WW Grainger Inc	559,361	608,338,650
		1,790,537,527
TOTAL INDUSTRIALS		55,279,087,262

Information Technology - 31.1%
Communications Equipment - 0.9%
Arista Networks Inc	13,037,340	1,129,555,138
Cisco Systems Inc	50,268,330	3,168,915,523
F5 Inc (c)	727,693	207,669,028
Juniper Networks Inc	4,179,854	150,182,154
Motorola Solutions Inc	2,109,315	876,167,265
		5,532,489,108
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	15,285,142	1,374,592,821
CDW Corp/DE	1,681,928	303,352,534
Corning Inc	9,729,682	482,494,930
Jabil Inc	1,382,489	232,271,977
Keysight Technologies Inc (c)	2,182,186	342,690,489
Teledyne Technologies Inc (c)	588,206	293,432,445
Trimble Inc (c)	3,102,345	221,104,128
Zebra Technologies Corp Class A (c)	648,417	187,891,794
		3,437,831,118
IT Services - 0.8%
Akamai Technologies Inc (b)(c)	1,895,699	143,940,425
Cognizant Technology Solutions Corp Class A (b)	6,242,386	505,570,842
EPAM Systems Inc (b)(c)	715,773	124,895,231
Gartner Inc (c)	969,489	423,104,389
GoDaddy Inc Class A (c)	1,782,134	324,615,708
IBM Corporation	11,670,102	3,023,256,624
VeriSign Inc	1,026,863	279,789,362
		4,825,172,581
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices Inc (c)	20,452,249	2,264,677,532
Analog Devices Inc	6,261,517	1,339,839,408
Applied Materials Inc	10,257,320	1,607,834,910
Broadcom Inc	59,160,010	14,320,863,621
Enphase Energy Inc (c)	1,671,717	69,192,366
First Solar Inc (b)(c)	1,351,160	213,591,373
Intel Corp	54,649,442	1,068,396,591
KLA Corp	1,677,214	1,269,449,732
Lam Research Corp	16,201,352	1,308,907,228
Microchip Technology Inc	6,787,716	393,959,037
Micron Technology Inc	14,062,045	1,328,300,771
Monolithic Power Systems Inc	603,560	399,496,364
NVIDIA Corp	309,093,048	41,767,743,576
ON Semiconductor Corp (c)	5,318,480	223,482,530
QUALCOMM Inc	13,959,176	2,026,872,355
Skyworks Solutions Inc (b)	2,028,967	140,059,591
Teradyne Inc	2,055,480	161,560,728
Texas Instruments Inc	11,489,614	2,100,875,920
		72,005,103,633
Software - 11.1%
Adobe Inc (c)	5,494,097	2,280,544,724
ANSYS Inc (c)	1,103,709	365,129,011
Autodesk Inc (c)	2,713,585	803,546,790
Cadence Design Systems Inc (c)	3,461,464	993,682,470
Crowdstrike Holdings Inc Class A (b)(c)	3,108,705	1,465,350,276
Fair Isaac Corp (b)(c)	308,179	532,003,244
Fortinet Inc (c)	8,029,062	817,197,930
Gen Digital Inc	6,844,823	194,940,559
Intuit Inc	3,532,875	2,661,915,326
Microsoft Corp	93,825,770	43,193,631,478
Oracle Corp	20,474,414	3,389,129,749
Palantir Technologies Inc Class A (c)	25,871,037	3,409,285,257
Palo Alto Networks Inc (c)	8,356,396	1,607,937,718
PTC Inc (b)(c)	1,518,587	255,608,564
Roper Technologies Inc (b)	1,353,370	771,786,310
Salesforce Inc	12,078,468	3,205,263,053
Servicenow Inc (c)	2,599,951	2,628,784,457
Synopsys Inc (c)	1,950,906	905,181,366
Tyler Technologies Inc (c)	540,143	311,657,110
Workday Inc Class A (c)	2,700,857	669,029,287
		70,461,604,679
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	189,596,593	38,080,475,704
Dell Technologies Inc Class C (b)	3,937,214	438,093,802
Hewlett Packard Enterprise Co	16,576,252	286,437,635
HP Inc	11,836,439	294,727,331
NetApp Inc	2,566,031	254,447,634
Seagate Technology Holdings PLC (b)	2,672,018	315,137,803
Super Micro Computer Inc (b)(c)	6,355,648	254,353,033
Western Digital Corp (c)	4,389,723	226,290,220
		40,149,963,162
TOTAL INFORMATION TECHNOLOGY		196,412,164,281

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	2,807,888	783,148,042
Albemarle Corp (b)	1,483,525	82,721,353
CF Industries Holdings Inc	2,196,430	199,238,165
Corteva Inc	8,652,647	612,607,408
Dow Inc	8,882,474	246,399,829
DuPont de Nemours Inc	5,275,946	352,433,193
Eastman Chemical Co	1,453,472	113,908,600
Ecolab Inc	3,180,809	844,886,487
International Flavors & Fragrances Inc	3,226,678	247,034,468
Linde PLC	6,009,839	2,810,080,520
LyondellBasell Industries NV Class A1	3,271,506	184,807,374
Mosaic Co/The	4,008,814	144,878,538
PPG Industries Inc	2,927,882	324,409,326
Sherwin-Williams Co/The	2,924,427	1,049,313,652
		7,995,866,955
Construction Materials - 0.1%
Martin Marietta Materials Inc	771,369	422,363,096
Vulcan Materials Co	1,666,776	441,812,314
		864,175,410
Containers & Packaging - 0.2%
Amcor PLC	28,837,799	262,712,349
Avery Dennison Corp	1,014,013	180,220,529
Ball Corp	3,766,115	201,788,442
International Paper Co	6,654,202	318,137,398
Packaging Corp of America	1,125,456	217,404,336
Smurfit WestRock PLC (b)	6,239,621	270,362,778
		1,450,625,832
Metals & Mining - 0.3%
Freeport-McMoRan Inc	18,137,252	697,921,457
Newmont Corp (b)	14,368,660	757,515,755
Nucor Corp (b)	2,963,599	324,099,187
Steel Dynamics Inc	1,787,127	219,941,720
		1,999,478,119
TOTAL MATERIALS		12,310,146,316

Real Estate - 2.1%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,944,106	136,456,800
Healthpeak Properties Inc	8,828,910	153,711,323
Ventas Inc	5,517,301	354,652,108
Welltower Inc	7,689,453	1,186,328,809
		1,831,149,040
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,821,610	136,646,739
Industrial REITs - 0.2%
Prologis Inc	11,697,748	1,270,375,433
Office REITs - 0.0%
BXP Inc	1,836,677	123,663,462
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	3,730,359	466,369,483
CoStar Group Inc (c)	5,318,558	391,233,126
		857,602,609
Residential REITs - 0.3%
AvalonBay Communities Inc	1,793,189	370,777,690
Camden Property Trust	1,346,700	158,223,783
Equity Residential	4,313,376	302,540,193
Essex Property Trust Inc	811,187	230,295,989
Invitation Homes Inc	7,190,479	242,319,142
Mid-America Apartment Communities Inc	1,475,634	231,158,066
UDR Inc	3,800,521	157,455,585
		1,692,770,448
Retail REITs - 0.3%
Federal Realty Investment Trust	973,306	92,931,257
Kimco Realty Corp	8,576,362	182,333,456
Realty Income Corp	11,046,356	625,444,677
Regency Centers Corp	2,060,824	148,688,452
Simon Property Group Inc	3,870,877	631,223,912
		1,680,621,754
Specialized REITs - 0.9%
American Tower Corp	5,897,652	1,265,931,002
Crown Castle Inc	5,484,728	550,392,455
Digital Realty Trust Inc	3,993,778	685,012,803
Equinix Inc	1,228,450	1,091,870,929
Extra Space Storage Inc	2,675,180	404,353,457
Iron Mountain Inc	3,707,173	365,935,047
Public Storage Operating Co	1,989,044	613,441,060
SBA Communications Corp Class A	1,356,945	314,661,976
VICI Properties Inc	13,305,522	421,918,103
Weyerhaeuser Co	9,156,465	237,244,007
		5,950,760,839
TOTAL REAL ESTATE		13,543,590,324

Utilities - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp	3,239,369	201,585,933
American Electric Power Co Inc	6,729,815	696,468,554
Constellation Energy Corp	3,948,322	1,208,778,780
Duke Energy Corp (b)	9,794,177	1,152,970,516
Edison International	4,885,465	271,876,127
Entergy Corp	5,412,355	450,740,924
Evergy Inc (b)	2,903,827	192,843,151
Eversource Energy	4,628,832	299,994,602
Exelon Corp	12,687,558	555,968,792
FirstEnergy Corp	6,473,242	271,487,769
NextEra Energy Inc	25,953,791	1,833,375,797
NRG Energy Inc	2,556,528	398,562,715
PG&E Corp	27,683,143	467,291,454
Pinnacle West Capital Corp	1,435,444	130,955,556
PPL Corp	9,318,321	323,811,655
Southern Co/The	13,828,679	1,244,581,111
Xcel Energy Inc	7,247,823	508,072,392
		10,209,365,828
Gas Utilities - 0.0%
Atmos Energy Corp	2,003,440	309,892,099
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	8,972,076	90,528,247
Vistra Corp	4,293,898	689,471,202
		779,999,449
Multi-Utilities - 0.6%
Ameren Corp	3,406,786	330,049,428
CenterPoint Energy Inc (b)	8,226,190	306,343,315
CMS Energy Corp	3,771,421	264,866,896
Consolidated Edison Inc	4,372,448	456,877,092
Dominion Energy Inc	10,601,512	600,787,685
DTE Energy Co	2,615,790	357,447,704
NiSource Inc	5,932,372	234,565,988
Public Service Enterprise Group Inc	6,288,061	509,521,583
Sempra	7,993,584	628,215,767
WEC Energy Group Inc	4,009,961	430,830,210
		4,119,505,668
Water Utilities - 0.1%
American Water Works Co Inc	2,459,238	351,597,257
TOTAL UTILITIES		15,770,360,301

TOTAL UNITED STATES		629,239,495,514
TOTAL COMMON STOCKS (Cost $323,901,043,891)		633,149,856,575

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $48,429,641)	4.25	48,893,000	48,432,999

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	222,613,664	222,658,186
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	1,582,624,148	1,582,782,411
TOTAL MONEY MARKET FUNDS (Cost $1,805,433,538)			1,805,440,597

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $325,754,907,070)	635,003,730,171
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(910,728,802)
NET ASSETS - 100.0%	634,093,001,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,894	Jun 2025	856,045,200	75,206,985	75,206,985

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $17,194,324 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,432,999.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $149,249,345.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	432	3,102,561,368	2,879,903,614	4,224,728	-	-	222,658,186	222,613,664	0.4%
Fidelity Securities Lending Cash Central Fund	1,077,719,754	3,541,371,960	3,036,309,303	263,017	-	-	1,582,782,411	1,582,624,148	5.1%
Total	1,077,720,186	6,643,933,328	5,916,212,917	4,487,745	-	-	1,805,440,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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